Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.84875%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$390,447.70

Principal:
Principal Collections	$7,691,358.41
Prepayments in Full	$2,433,607.79
Liquidation Proceeds	$41,335.63
Recoveries	$76,953.95
Sub Total	$10,243,255.78
Collections	$10,633,703.48

Purchase Amounts:
Purchase Amounts Related to Principal	$149,329.79
Purchase Amounts Related to Interest	$586.65
Sub Total	$149,916.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,783,619.92

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,783,619.92
Servicing Fee	$128,658.30	$128,658.30	$0.00	$0.00	$10,654,961.62
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,654,961.62
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,654,961.62
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,654,961.62
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,654,961.62
Interest - Class A-4 Notes	$104,606.09	$104,606.09	$0.00	$0.00	$10,550,355.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,550,355.53
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$10,497,475.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,497,475.78
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$10,457,850.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,457,850.45
Regular Principal Payment	$9,723,267.61	$9,723,267.61	$0.00	$0.00	$734,582.84
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$734,582.84
Residual Released to Depositor	$0.00	$734,582.84	$0.00	$0.00	$0.00
Total		$10,783,619.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$9,723,267.61
Total					$9,723,267.61
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,723,267.61	$91.97	$104,606.09	$0.99	$9,827,873.70	$92.96
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$9,723,267.61	$9.24	$197,111.17	$0.19	$9,920,378.78	$9.43

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$72,142,128.90	0.6823887	$62,418,861.29	0.5904168
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$124,752,128.90	0.1185710	$115,028,861.29	0.1093295

Pool Information
Weighted Average APR	3.141%	3.144%
Weighted Average Remaining Term	23.60	22.84
Number of Receivables Outstanding	16,856	16,356
Pool Balance	$154,389,955.11	$143,958,545.97
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$145,794,683.89	$136,071,416.28
Pool Factor	0.1373185	0.1280406

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$7,887,129.69
Targeted Overcollateralization Amount	$28,929,684.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,929,684.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$115,777.52
(Recoveries)		94	$76,953.95
Net Loss for Current Collection Period			$38,823.57
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3018%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.4329%
Second Prior Collection Period			0.6759%
Prior Collection Period			0.9475%
Current Collection Period			0.3123%
Four Month Average (Current and Prior Three Collection Periods)			0.8422%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,369	$11,360,005.65
(Cumulative Recoveries)			$1,810,091.37
Cumulative Net Loss for All Collection Periods			$9,549,914.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8494%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,371.92
Average Net Loss for Receivables that have experienced a Realized Loss			$2,834.64

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.92%	218	$2,769,608.41
61-90 Days Delinquent	0.23%	29	$329,030.17
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.22%	20	$315,584.53
Total Delinquent Receivables	2.37%	267	$3,414,223.11

Repossession Inventory:
Repossessed in the Current Collection Period		13	$194,656.85
Total Repossessed Inventory		23	$376,740.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3424%
Prior Collection Period			0.3026%
Current Collection Period			0.2996%
Three Month Average			0.3148%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4478%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	February 2019
Payment Date	3/15/2019
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer